Property and equipment, net (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Impairment to property, plant and equipment	$ 0	$ 0
Depreciation expenses	$ 9,133	$ 9,199